                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
 (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS  June 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                                       COUPON       MATURITY
THOUSANDS                                                                        RATE          DATE               VALUE
--------------------------------------------------------------------------------------------------------------------------

           TAX-EXEMPT MUNICIPAL BONDS (99.1%)
           General Obligation  (7.5%)
  $1,000   Pueblo School District #60, Colorado, Ser 2002 (FSA)                 5.375%       12/15/14           $1,067,850
   2,000   Sussex County, Delaware, Ser 2003 (Ambac)                             5.00        10/15/11            2,087,300
   1,000   Massachusetts, Ser 2001 D (MBIA)                                      6.00        11/01/13            1,109,650
   3,000   Jackson County Reorganized School District #4, Missouri,
               Ser 2005 (FSA)                                                    5.00        03/01/17            3,079,590
   1,000   New York City, New York, 2003 Ser C (FSA)                             5.25        08/01/11            1,049,180
   2,000   Bellevue School District #405, Washington, Ser 2002 (FGIC)            5.00        12/01/15            2,092,700
   2,030   North Kitsap School District #400, Washington, Refg Ser 2005 (FSA)   5.125        12/01/18            2,152,511
--------                                                                                                      ------------
  12,030                                                                                                        12,638,781
--------                                                                                                      ------------
           Appropriation (8.8%)
   1,000   University of Arizona, Ser 2005 B COPs (Ambac)                        5.00        06/01/20            1,044,150
           District of Columbia Ballpark,
   1,000       Ser 2006 B-1 (FGIC)                                               5.25        02/01/16            1,075,990
   1,000       Ser 2006 B-1 (FGIC)                                               5.00        02/01/19            1,048,620
   2,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)          5.25        08/01/14            2,116,420
   1,500   University of Central Florida, UCF Convocation Corp Ser 2005
               A COPs (FGIC)                                                     5.00        10/01/17            1,572,225
   2,000   University of Illinois, COPs Ser 2003 (Ambac)                         5.00        10/01/14            2,099,060
     595   Kentucky Property & Buildings Commission, Project No. 69 Ser A (FSA)  5.25        08/01/15              623,007
   2,000   Kansas City School District, Missouri, Elementary School
               Refg Ser 2003 B (FGIC)                                            5.00        02/01/14            2,104,480
   2,000   Erie County Industrial Development Agency, New York,
               Buffalo School District Ser 2003 (FSA)                            5.75        05/01/14            2,179,440
   1,000   Ohio Building Authority, Highway Safety Building 2001 Ser A           5.50        10/01/15            1,058,900
--------                                                                                                      ------------
  14,095                                                                                                        14,922,292
--------                                                                                                      ------------
           Dedicated Tax (7.6%)
   2,000   Jefferson County, Alabama, School Ser 2004 A                          5.25        01/01/15            2,120,220
   2,000   Manatee County School District, Florida, Sales Tax Ser 2003 (Ambac)   5.00        10/01/15            2,103,940
     900   Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1        5.25        03/01/15              919,593
   3,000   Unified Government of Wyandotte County/Kansas City, Kansas,
               Area B Refg Ser 2005                                              4.75        12/01/16            3,041,490
   1,000   Baltimore Maryland Convention Center Hotel Ser 2006 A (XLCA)          5.25        09/01/21            1,070,140
   1,575   Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)                          5.00        09/30/13            1,653,278
   1,000   Gravois Bluffs Transportation Development District,
               Missouri, Sales Tax Ser 2007                                      4.75        05/01/32              977,680

   1,000   New Jersey Economic Development Authority, Cigarette
--------       Tax Ser 2004 (FGIC)                                               5.00        06/15/12            1,041,660
                                                                                                              ------------
  12,475                                                                                                        12,928,001
--------                                                                                                      ------------
           Education (5.5%)
   1,000   California Statewide Communities Development Authority,
               Lancer Educational Student Housing Project Ser 2007               5.40        06/01/17            1,000,330
   2,000   University of Maine, Ser 2002 (FSA)                                  5.375        03/01/12            2,122,580
   1,500   Harrisburg Authority, Pennsylvania, Harrisburg University of
               Science &Technology, Ser 2007 A                                   5.40        09/01/16            1,506,885
   1,000   Pennsylvania State University, Refg Ser 2002                          5.25        08/15/13            1,067,460
   1,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore
               College Ser 2002                                                  5.25        09/15/14            1,057,870
     450   Chattanooga Health, Educational and Housing Facilities Board,
               Tennessee, University of Tennessee Chattanooga Refg Ser 2005 A    5.00        10/01/15              457,420
   2,000   Texas Tech University, Refg & Impr Ser 2003 (Ambac)                   5.25        02/15/15            2,120,420
--------                                                                                                      ------------
   8,950                                                                                                         9,332,965
--------                                                                                                      ------------
           Hospital (11.4%)
   2,000   Glendale Industrial Development Authority, Arizona, John C Lincoln
               Health Ser 2005 B                                                 5.25        12/01/22            2,052,600
   1,000   Washington County, Arkansas, Washington Regional Medical Center
               Ser 2005 B                                                        5.00        02/01/19            1,015,410
   2,000   California Health Facilities Financing Authority, Cedars-Sinai
               Medical Center Refg Ser 2005                                      5.00        11/15/19            2,046,620
   1,825   California Statewide Communities Development Authority, Adventist
               Health West Ser 2005 A                                            5.00        03/01/19            1,860,989
   1,470   Loma Linda, California, Loma Linda University Medical Center
               Ser 2005 A                                                        5.00        12/01/17            1,501,870
   1,000   Alachua County Health Facilities Authority, Florida, Shands
               Teaching Hospital & Clinics Ser 1996 A (MBIA)                     6.25        12/01/11            1,079,940
   1,000   Indiana Health Facilities Financing Authority, Community Hospitals
               Ser 2005 A (Ambac)                                                5.00        05/01/20            1,039,690
   1,000   Baltimore County, Maryland Oak Crest Village Facilities Ser 2007A     5.00        01/01/22            1,014,740
   1,100   Michigan Hospital Finance Authority, Henry Ford Health Ser A 2006 A   5.00        11/15/20            1,118,062
   1,540   St Louis County, Missouri, Industrial Development Authority Health
               Facilities Ranken Jordan Ser 2007                                 5.00        11/15/22            1,527,680
   1,390   Akron Bath Copley, Joint Town Hospital District, Ohio,
               Akron General Ser 2006 A                                          5.00        01/01/15            1,432,951
   2,250   Franklin County, Ohio, Trinity Health Ser 2005 A                      5.00        06/01/17            2,328,277
   1,200   Sullivan County Health, Educational  & Housing Facilities Board,
--------       Tennessee, Wellmont Health System Ser 2006 C                      5.00        09/01/22            1,208,256
                                                                                                              ------------
  18,775                                                                                                        19,227,085
--------                                                                                                      ------------
           Housing (0.9%)
   1,500   Independent Cities Lease Financing Authority, California,
--------       San Juan Mobile Estates Ser 2006 A                               4.875        05/15/26            1,511,745
                                                                                                              ------------

           Incremental Tax (0.9%)
   1,500   Fenton, Missouri, Gravois Bluffs Refg Ser 2006                        5.00        04/01/13            1,548,690
--------                                                                                                      ------------
           Industrial Development/Pollution Control  (7.7%)
   1,500   Alaska Industrial Development & Export Authority, Lake Dorothy
               Hydroelectric Ser 2006 (AMT) (Ambac)                              5.25        12/01/21            1,551,585
   1,000   California Pollution Control Financing Authority, San Diego
               Gas & Electric Co 1996 Ser A                                      5.90        06/01/14            1,087,080
   1,000   Maryland Economic Development Corporation, Chesapeake
               Bay Conference Center Ser 2006 A                                  5.00        12/01/16            1,011,580
   1,000   Massachusetts Development Finance Agency, SEMASS
               Ser 2001 A (MBIA)                                                5.625        01/01/12            1,061,520
   2,000   New York City Industrial Development Agency, New York,
               Terminal One Group Association Ser 2005 (AMT)                     5.00        01/01/10            2,044,360
   4,000   Tennessee Energy Acquisition Corporation, Ser 2006 A++                5.25        09/01/19            4,265,020
   2,000   Chesterfield County Industrial Development Authority,
--------       Virginia, Virginia Electric & Power Co Ser 1985                   5.50        10/01/09            2,021,860
                                                                                                              ------------
  12,500                                                                                                        13,043,005
--------                                                                                                      ------------
           Life Care (1.2%)
   1,000   St Johns County Industrial Development Authority, Florida,
               Glenmoor Ser 2006 A                                               5.25        01/01/26            1,000,950
   1,000   Maryland Health & Higher Educational Facilities Authority,
--------       King Farm Presbyterian Community 2006 Ser B                       5.00        01/01/17            1,001,430
                                                                                                              ------------
   2,000                                                                                                         2,002,380
--------                                                                                                      ------------
           Public Power (11.9%)
   1,000   Arizona Power Authority, Hoover Uprating Refg Ser 2001A               5.25        10/01/16            1,081,360
           California Department of Water Resources,
   1,000       Power Supply Ser 2002 A (MBIA)                                    5.50        05/01/13            1,074,510
   2,000       Power Supply Ser 2002 A (Ambac)                                   5.50        05/01/14            2,152,400
   2,000   Jacksonville Electric Authority, Florida, St Johns River
               Power Park Refg Issue 2 Ser 17                                    5.25        10/01/13            2,097,600
   2,000   Municipal Electric Authority of Georgia, Combustion Turbine
               Ser 2002 A (MBIA)                                                 5.25        11/01/14            2,115,260
   2,000   Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)      5.25        01/01/12            2,104,240
   2,000   Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac)         5.00        01/01/12            2,084,640
   2,000   Ohio Municipal Electric Generation Agency, American
               Municipal Power-Ohio Inc Refg 2004 (Ambac)                        5.00        02/15/16            2,094,340
   1,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)        5.25        01/01/15            1,057,170
   1,000   Lower Colorado River Authority, Texas, LCRA Services Corp
               Refg Ser 2004 (FGIC)                                              5.00        05/15/19            1,026,690
   2,000   Klickitat County Public Utilities District #1, Washington,
               Refg Ser 2006 B (FGIC)                                            5.25        12/01/21            2,145,060
   1,000   Seattle, Washington, Municipal Light & Power Refg Ser 2000           5.625        12/01/14            1,050,840
--------                                                                                                      ------------
  19,000                                                                                                        20,084,110
--------                                                                                                      ------------

           Tobacco Settlement (8.1%)
   1,965   Northern Tobacco Securitization Corporation, Alaska,
               Asset Backed Ser 2006 A                                          4.625        06/01/23            1,908,840
   2,000   California County Tobacco Securitization Agency, Los Angeles
               County Securitization Corporation Ser 2006                        0.00+++     06/01/28            1,715,280
           Golden State Tobacco Securitization Corporation, California,
   2,000       Enhanced Asset Backed Ser 2005 A (Ambac)                          5.00        06/01/21            2,059,800
   1,000       Asset-Backed Ser 2007 1-A                                         5.00        06/01/33              972,350
   2,000   Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A     4.625       06/01/26            1,857,700
   3,000   Tobacco Settlement Financing Corporation, New York, State Contigency,
               Ser 2003 B - 1C                                                   5.50        06/01/15            3,119,910
   1,000   Westchester Tobacco Asset Securitization Corporation, New York,
               Ser 2005                                                          5.00        06/01/26            1,009,210
   1,000   Tobacco Settlement Financing Corporation, Virginia, Asset
--------       Backed Ser 2005                                                   5.25        06/01/19            1,037,570
                                                                                                              ------------
  13,965                                                                                                        13,680,660
--------                                                                                                      ------------
           Transportation (16.1%)
   1,000   Alaska International Airports, Ser 2002 B (Ambac)                     5.75        10/01/13            1,077,720
   2,000   Orange County, California,  Airport Refg Ser 1997 (AMT) (MBIA)        5.50        07/01/11            2,042,140
   2,000   Orange County Transportation Authority, California, Toll Road
               Refg Ser 2003 A (Ambac)                                           5.25        08/15/14            2,138,280
   2,000   Colorado Department of Transportation, Refg Ser 2002 B (MBIA)         5.00        06/15/11            2,078,140
   1,000   Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC)    5.75        10/01/11            1,063,360
     855   Southwestern Development Authority, Illinois, Tri-City Regional
               Port District Refg Ser 2003 A (AMT)                               4.90        07/01/14              848,647
   2,000   Maryland Department of Transportation, Ser 2003                       5.25        12/15/14            2,155,320
   1,000   Minneapolis & St Paul Metropolitan Airports Commission,
               Minnesota, Ser 2005 B (AMT) (Ambac)                               5.00        01/01/20            1,032,830
   1,100   St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 2003 A (FSA)   5.25        07/01/12            1,160,027
   1,000   Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)      5.00        07/01/13            1,040,460
   1,750   New Hampshire, Turnpike Refg Ser 2003 (Ambac)                         5.00        02/01/16            1,829,677
   1,000   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A            5.25        01/01/14            1,051,910
           Dallas Fort Worth International Airport, Texas,
   2,000       Refg Ser 2006 (AMT) (XLCA)                                        5.00        11/01/12            2,038,760
   2,000       Refg Ser 2006 A (AMT)  (XLCA)                                     5.00        11/01/13            2,038,760
   1,500   Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)            5.25        07/15/13            1,600,920
   4,010   Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)++   5.00        12/01/23            4,076,300
--------                                                                                                      ------------
  26,215                                                                                                        27,273,251
--------                                                                                                      ------------
           Water & Sewer (5.3%)
   1,500   Clayton County Water Authority, Georgia, Refg Ser 2003                5.25        05/01/14            1,605,390
   1,000   Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)         5.25        07/01/13            1,035,250

   2,000   Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC)   5.00        12/01/14            2,108,180
   2,000   Portland, Oregon, Sewer Refg 2004 Ser B (FSA)                         5.00        06/01/17            2,115,940
   2,000   West Harris County Regional Water Authority, Texas, Ser 2005 (FSA)    5.00        12/15/17            2,094,500
--------                                                                                                      ------------
   8,500                                                                                                         8,959,260
--------                                                                                                      ------------
           Other Revenue (5.0%)
   1,000   Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006          5.00        03/01/20              999,470
   1,000   Maryland Health & Higher Educational Facilities Authority,
               Medlantic/Helix Ser 1998 A (FSA)                                  5.25        08/15/12            1,027,350
   3,000   Northeast Maryland Waste Disposal Authority, Montgomery
               County Refg Ser 2003 (AMT)  (Ambac)                               5.50        04/01/12            3,169,650
   1,000   Missouri Board of Public Buildings, Ser A 2003                        5.50        10/15/13            1,083,200
   1,000   New Jersey Economic Development Authority, School Construction
               Refg 2005 Ser N-1 (Ambac) +                                       5.00        09/01/17            1,056,360
   1,000   Houston, Texas, Combined Utility First Lien Refg Ser 2004 A (MBIA)    5.25        05/15/10            1,035,680
--------                                                                                                      ------------
   8,000                                                                                                         8,371,710
--------                                                                                                      ------------
           Refunded (1.2%)
   2,000   Miami-Dade County Educational Facilities Authority, Florida,
--------       University of Miami Ser 2004 A (Ambac)                            5.00        04/01/14##          2,106,960
                                                                                                              ------------
 161,505   TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $167,708,865)                                                167,630,895
--------                                                                                                      ------------
           SHORT-TERM INVESTMENT (2.6%)
           Investment Company
   4,450   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class
--------       (Cost $4,450,498)(a)                                                                              4,450,498
                                                                                                              ------------
 165,955   TOTAL INVESTMENTS (Cost $172,159,363)                                                               172,081,393
--------

  (6,010)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-3.5%)
--------   Notes with interest rates ranging from 3.78% to 3.79% at June 30,
              2007 and contractual maturities of collateral ranging from
              09/01/19 to 12/01/23++++ (Cost $(6,010,000))                                                      (6,010,000)
                                                                                                              ------------

$159,945   TOTAL NET INVESTMENTS (Cost $166,149,363)(b)(c)(d)                    98.2%                         166,071,393
========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                 1.8                            3,037,243
                                                                                  ---                         ------------

            NET ASSETS                                                          100.0%                        $169,108,636
                                                                                =====                         ============

--------------------
AMT     Alternative Minimum Tax.

COPs    Certificates of Participation.

 ##     Refunded to call date shown.

 +      A portion of this security has been physically segregated in connection with open futures contracts in the amount of $35,000.

 ++     Underlying security related to inverse floater entered into by the Fund.

+++     Security is a "step-up" bond where the coupon increases on a predetermined future date.

++++    Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at June 30, 2007.

(a)     The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt
        Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the Advisory and administrative services fees

        paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
        Institutional Class with respect to assets invested by the Fund in
        Morgan Stanley Institutional Liquidity Tax Exempt Portfolio -
        Institutional Class. Income distributions earned by the Fund totaled
        $2,388 for the period ended June 30, 2007.

(b)     Securities have been designated as collateral in an amount equal to
        $5,473,559 in connection with an open futures contracts and an open swap contract.

(c)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $948,534, and the aggregate gross unrealized depreciation is $1,026,504, resulting in net unrealized depreciation of $77,970.

(d)     Floating Rate Note Obligations Related to Securities Held - The Fund
        enters into transactions in which it transfers to Dealer Trusts ("Dealer
        Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the
        Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer
        Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments)
        include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At June
        30, 2007, Fund investments with a value of $8,341,320 are held by the
        Dealer Trusts and serve as collateral for the $6,010,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at
        June 30, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:
---------------
     Ambac        Ambac Assurance Corporation.
     FGIC         Financial Guaranty Insurance Company.
      FSA         Financial Security Assurance Inc.
     MBIA         Municipal Bond Investors Assurance Corporation.
     XLCA         XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JUNE 30, 2007:

 NUMBER OF                         DESCRIPTION, DELIVERY            UNDERLYING FACE              UNREALIZED
 CONTRACT       LONG/SHORT            MONTH AND YEAR                AMOUNT AT VALUE             APPRECIATION
------------------------------------------------------------------------------------------------------------

    50            Short         U.S. Treasury Notes 10 Year           $(5,285,157)                 $68,222
                                       September 2007                                              =======

INTEREST RATE SWAP CONTRACT OPEN AT JUNE 30, 2007:

                           NOTIONAL            PAYMENTS              PAYMENTS           TERMINATION          UNREALIZED
   COUNTERPARTY          AMOUNT (OOO)        MADE BY FUND        RECEIVED BY FUND           DATE            APPRECIATION
-------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co.        $10,000        Fixed Rate 3.79%     Floating Rate 3.85%       08/24/17            $155,044
                                                                                                              ========

                       Geographic Summary of Investments
          Based on Market Value as a Percent of Total Net Investments

Alabama.....  1.3%  Florida.... 7.9%  Massachusetts.. 1.3%  Oregon......... 1.3%
Alaska......  2.7   Georgia.... 2.2   Michigan....... 2.9   Pennsylvania... 2.2
Arizona.....  2.5   Hawaii..... 0.6   Minnesota...... 1.9   South Carolina. 0.6
Arkansas....  0.6   Illinois... 2.3   Missouri....... 6.9   Tennessee...... 1.8
California.. 13.4   Indiana.... 0.6   Nevada......... 0.6   Texas.......... 6.2
Colorado....  1.9   Kansas..... 1.8   New Hampshire.. 1.1   Virginia....... 2.8
Delaware....  1.3   Kentucky... 0.4   New Jersey..... 3.7   Washington..... 5.1
District of         Maine...... 1.3   New York....... 6.3                   ---
Columbia....  1.3   Maryland... 6.3   Ohio........... 4.2   Total+*        97.3%
                                                                          =====

---------

+   Does not include open short future contracts with an underlying face amount of $5,285,157 with unrealized appreciation of $68,222 and an open swap contract with unrealized appreciation of $155,044.
*   Does not include an investment in Morgan Stanley Institutional Liquidity
    Tax-Exempt Portfolio - Institutional Class of 2.7%.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007

                                                                    Exhibit 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 9, 2007
                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                                                    Exhibit 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 9, 2007
                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer